SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 8,046,950	$ 2,959,219	$ 4,407,246	$ 2,431,893
Restricted cash	7,973,955	3,207,813
Accounts receivable	21,252,129	17,832,844
Inventories	6,681,810	13,199,221
Due from related companies	5,420,643	3,463,543
Fixed assets and intangible assets, net	13,112,798	13,948,759
Total assets of consolidated VIEs	74,947,378	63,345,378	50,080,535
VIE [Member]
Assets
Cash	7,998,320	2,909,061
Restricted cash	7,973,955	3,207,813
Accounts receivable	21,252,129	17,832,844
Inventories	6,681,810	13,199,221
Other current assets	12,449,073	8,644,039
Due from related companies	5,420,643	3,463,543
Fixed assets and intangible assets, net	13,112,798	13,948,759
Total assets of consolidated VIEs	$ 74,888,728	$ 63,205,280